INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [Text Block]
	12-31-2017	12-31-2016
Components of Inventory	ThU.S.$	ThU.S.$
Raw materials	103,049	61,252
Production supplies	98,548	102,760
Work in progress	56,194	59,332
Finished goods	441,726	468,544
Spare Parts	168,945	160,724
Total Inventories	868,462	852,612